PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities Assets	Transport Assets	Energy Assets	Data Infrastructure Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2019	$4,020	$2,485	$4,681	$444	$11,630
Change in accounting policies	21	356	197	633	1,207
Additions, net of disposals	467	122	419	8	1,016
Non-cash (disposals) additions	(2)	49	(270)	(51)	(274)
Acquisitions through business combinations(1)	—	5,283	3,332	95	8,710
Assets reclassified as held for sale	(458)	—	—	—	(458)
Net foreign currency exchange differences	135	4	72	2	213
Balance at December 31, 2019	$4,183	$8,299	$8,431	$1,131	$22,044
Additions, net of disposals	173	185	221	14	593
Non-cash additions (disposals)	2	(82)	(29)	(10)	(119)
Net foreign currency exchange differences	(291)	(132)	(307)	(14)	(744)
Balance at June 30, 2020	$4,067	$8,270	$8,316	$1,121	$21,774

Accumulated depreciation:
Balance at January 1, 2019	$(613)	$(744)	$(492)	$—	$(1,849)
Depreciation expense	(171)	(178)	(328)	(87)	(764)
Disposals (additions)	7	2	(4)	—	5
Assets reclassified as held for sale	194	—	—	—	194
Non-cash disposals (additions)	3	(27)	50	—	26
Net foreign currency exchange differences	(14)	(3)	(11)	(1)	(29)
Balance at December 31, 2019	$(594)	$(950)	$(785)	$(88)	$(2,417)
Depreciation expense	(74)	(215)	(204)	(50)	(543)
Disposals	1	4	1	—	6
Non-cash disposals	—	100	2	6	108
Net foreign currency exchange differences	40	34	20	1	95
Balance at June 30, 2020	$(627)	$(1,027)	$(966)	$(131)	$(2,751)

Accumulated fair value adjustments:
Balance at January 1, 2019	$1,401	$810	$822	$—	$3,033
Assets reclassified as held for sale	(416)	—	—	—	(416)
Fair value adjustments	347	45	327	—	719
Net foreign currency exchange differences	38	2	22	—	62
Non-cash disposals	—	—	(12)	—	(12)
Balance at December 31, 2019	$1,370	$857	$1,159	$—	$3,386
Net foreign currency exchange differences	(88)	(20)	(22)	—	(130)
Balance at June 30, 2020	$1,282	$837	$1,137	$—	$3,256

Net book value:
December 31, 2019	4,959	8,206	8,805	1,043	23,013
June 30, 2020(2)	$4,722	$8,080	$8,487	$990	$22,279

1.	Refer to Note 5 Acquisition of Businesses for further details.

2.
Includes right-of-use assets of $15 million in our utilities segment, $1,271 million in our transport segment, $254 million in our energy segment and $526 million in our data infrastructure segment. Current lease liabilities of $216 million have been included in accounts payable and other and non-current lease liabilities of $1,519 million have been included in other liabilities in the Consolidated Statement of Financial Position.

The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2019 and 2018. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. The partnership’s right-of-use assets recorded as property, plant, and equipment are measured using the cost model. Assets under development were revalued where fair value could be reliably measured.
Due to the recent volatility observed in capital market prices and the interruption to global supply chains, our partnership reviewed the significant inputs to the valuation of our property, plant, and equipment. In our assessment, we considered the nature of the operations’ cash flows, whether the asset is exposed to volume risk, the applicable regulatory framework and the business’ actual performance against plan, amongst other factors. While some of the assumptions used in determining fair values have changed, the overall valuation of our assets have not been significantly impacted. In making this assessment, we have also assumed that the economic impact of the global pandemic will not materially persist in the long term. Our partnership undertook a process to assess the appropriateness of discount rates considering changes to risk-free rates, changes to credit spreads as well as changes to our businesses’ operating cash flows and changes to any risk premium inherent in such cash flows. These considerations led us to conclude the discount rates for the current period should remain consistent with year-end rates. Our partnership considered changes to risk-free borrowing rates, equity risk premiums as well as any impact to asset-level cash flows built into fair value models which we believe address future cash flow risks at this time. Terminal values and investment horizons are largely unaffected as the partnership employs a long-term investment strategy for critical infrastructure assets. In addition, the partnership has made assumptions with respect to the length and severity of these restrictions and closures as well as the recovery period in estimating the impact on future cash flows. Based on our analysis, no impairments to our property, plant and equipment were required as at June 30, 2020.

Property, plant and equipment within our Utilities segment is predominantly comprised of last mile utility connections at our U.K. regulated distribution operation and gas distribution infrastructure at our South American natural gas distribution operation. These businesses provide essential services and generate regulated cash flows. For our U.K. regulated distribution operation, tariffs are established using our regulated asset base, they provide inflation protection and are typically adjusted annually. Our U.K. operation has a diverse customer base throughout England, Scotland, and Wales, which underpins its cash flows. Our South American natural gas distribution business earns a regulated return on the replacement cost of the system plus a charge to cover operating expenses. The regulated nature of these cash flows minimizes business risk during economic downturns.

Property, plant and equipment within our Transport segment is predominantly comprised of railroads and freight equipment at our North American and Australian rail operations as well as terminals and logistics equipment at our U.K. and Australian port operations. Revenues at our Australian rail operation have been unaffected due to fixed long-term contracts. Our North American rail operations include short line and regional freight railroads connecting customers to Class I track which enables transport of large volumes of commodities. Its diversified commodity and customer mix were not significantly impacted during the current period. Cash flows from our U.K. port operations were stable as a large component is generated through fixed-price rental agreements and toll-like revenues earned on volumes moved through the harbor. Our Australian port operations were exposed to softer shipping and trade volumes. Overall, our Transport businesses are the most gross domestic product sensitive and have therefore experienced some impacts as a result of the economic shutdowns. The long-term outlook of these infrastructure businesses or the recoverable amount of their property, plant and equipment has not been significantly impacted by the global economic shutdowns and therefore, no impairment is required.

Property, plant and equipment within our Energy segment is predominantly comprised of critical residential infrastructure in North America, compression and storage facilities at our North American gas storage operation, and pipelines at our natural gas operations in India. Our North American residential energy infrastructure operation has been unaffected by the economic slowdowns as the vast majority of its cash flows are generated through long-term annuity-based rental contracts with customers. Natural gas storage revenues have performed in line with plans as higher than anticipated volumes have been partially offset by weaker pricing in the current environment. Cash flows earned from our pipeline in India are supported by fixed take-or-pay contracts which minimize volume and price risk.

Property, plant and equipment within our Data Infrastructure segment is predominantly comprised of data center facilities at our North American data center operation and communication networks at our U.K. telecommunications business. Cash flows from these businesses are supported by long-term contracts which have not been affected by the current market environment.